Summary of Fair Value of Derivative Instruments Reflected on Gross Basis on Condensed Consolidated Balance Sheets (Detail) - Interest Rate Swap - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Liabilities
Derivatives Fair Value [Line Items]
Liabilities	$ 9,722	$ 29,235
Assets
Derivatives Fair Value [Line Items]
Assets	1,754	47
Designated as Hedges | Liabilities
Derivatives Fair Value [Line Items]
Liabilities	9,086	9,665
Designated as Hedges | Assets
Derivatives Fair Value [Line Items]
Assets	1,754	47
Not designated as hedges | Liabilities
Derivatives Fair Value [Line Items]
Liabilities	$ 636	$ 19,570